REAL ESTATE AND ACCUMULATED DEPRECIATION (Details) - USD ($)	12 Months Ended
	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014	Jul. 31, 2016	Jul. 31, 2015
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				$ 5,786,525
Initial Cost to Company
Land				6,067,805
Building & Improvements				22,948,066
Cost Capitalized Subsequent to Acquisition
Improvements				57,920,956
Carried Cost
Gross Amount at Which Carried At Close of Period
Land				6,067,805
Building & Improvements				80,869,022
Total	$ 86,936,827	$ 84,474,345	$ 78,547,467	86,936,827	$ 84,474,345
Accumulated Depreciation	38,008,810	36,413,975	33,097,163	38,008,810	36,413,975
Property and Equipment				87,276,850	84,854,512
Accumulated depreciation				38,212,113	$ 36,663,120
Investment in Real Estate
Balance at Beginning of Year	84,474,345	82,092,994	78,547,467
Improvements	2,462,482	2,426,491	3,545,527
Retirements		(45,140)
Balance at End of Year	86,936,827	84,474,345	82,092,994
Accumulated Depreciation
Balance at Beginning of Year	36,413,975	34,773,376	33,097,163
Additions Charged to Costs and Expenses	1,594,835	1,658,091	1,676,213
Retirements		(17,492)
Balance at End of Year	$ 38,008,810	$ 36,413,975	$ 34,773,376
Buildings and Improvements [Member] | Minimum [Member]
Gross Amount at Which Carried At Close of Period
Life on Which Depreciation in Latest Income Statement is Computed	18 years
Buildings and Improvements [Member] | Maximum [Member]
Gross Amount at Which Carried At Close of Period
Life on Which Depreciation in Latest Income Statement is Computed	40 years
Leasehold Improvements [Member] | Minimum [Member]
Gross Amount at Which Carried At Close of Period
Life on Which Depreciation in Latest Income Statement is Computed	3 years
Leasehold Improvements [Member] | Maximum [Member]
Gross Amount at Which Carried At Close of Period
Life on Which Depreciation in Latest Income Statement is Computed	40 years
Office Furniture and Equipment and Transportation Equipment [Member]
Gross Amount at Which Carried At Close of Period
Property and Equipment				340,023
Accumulated depreciation				203,303
Bond St.Building Brooklyn NY Two [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				5,786,525
Initial Cost to Company
Land				3,901,349
Building & Improvements				7,403,468
Cost Capitalized Subsequent to Acquisition
Improvements				22,090,157
Carried Cost
Gross Amount at Which Carried At Close of Period
Land				3,901,349
Building & Improvements				29,493,625
Total	$ 33,394,974			33,394,974
Accumulated Depreciation	11,589,363			11,589,363
Investment in Real Estate
Balance at End of Year	33,394,974
Accumulated Depreciation
Balance at End of Year	11,589,363
Jamaica, New York [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances
Initial Cost to Company
Land
Building & Improvements				3,215,699
Cost Capitalized Subsequent to Acquisition
Improvements				16,319,534
Carried Cost
Gross Amount at Which Carried At Close of Period
Land
Building & Improvements				19,535,233
Total	19,535,233			19,535,233
Accumulated Depreciation	10,171,768			10,171,768
Investment in Real Estate
Balance at End of Year	19,535,233
Accumulated Depreciation
Balance at End of Year	10,171,768
Fishkill, New York Property [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances
Initial Cost to Company
Land				594,723
Building & Improvements				7,212,116
Cost Capitalized Subsequent to Acquisition
Improvements				4,872,441
Carried Cost
Gross Amount at Which Carried At Close of Period
Land				594,723
Building & Improvements				12,084,557
Total	12,679,280			12,679,280
Accumulated Depreciation	8,813,635			8,813,635
Investment in Real Estate
Balance at End of Year	12,679,280
Accumulated Depreciation
Balance at End of Year	8,813,635
Brooklyn, New York, Jowein Building, Fulton Street and Elm Place Property [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances
Initial Cost to Company
Land				1,324,957
Building & Improvements				728,327
Cost Capitalized Subsequent to Acquisition
Improvements				14,552,304
Carried Cost
Gross Amount at Which Carried At Close of Period
Land				1,324,957
Building & Improvements				15,280,631
Total	16,605,588			16,605,588
Accumulated Depreciation	4,852,873			4,852,873
Investment in Real Estate
Balance at End of Year	16,605,588
Accumulated Depreciation
Balance at End of Year	4,852,873
Levittown, New York, Hempstead Turnpike [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances
Initial Cost to Company
Land				125,927
Building & Improvements
Cost Capitalized Subsequent to Acquisition
Improvements
Carried Cost
Gross Amount at Which Carried At Close of Period
Land				125,927
Building & Improvements
Total	125,927			125,927
Accumulated Depreciation
Investment in Real Estate
Balance at End of Year	125,927
Accumulated Depreciation
Balance at End of Year
Circleville, Ohio, Tarlton Road [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances
Initial Cost to Company
Land				120,849
Building & Improvements				4,388,456
Cost Capitalized Subsequent to Acquisition
Improvements				86,520
Carried Cost
Gross Amount at Which Carried At Close of Period
Land				120,849
Building & Improvements				4,474,976
Total	4,595,825			4,595,825
Accumulated Depreciation	2,581,171			$ 2,581,171
Investment in Real Estate
Balance at End of Year	4,595,825
Accumulated Depreciation
Balance at End of Year	$ 2,581,171